Segment Information - Schedule of Segment Information Related To CODM (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
General and administrative and legal and professional expenses	$ 1,038,358	$ 75,562
Interest earned on marketable securities held in Trust Account	$ 3,318,154	$ 0